Income tax - Non-capital losses (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Non-capital losses
Percentage of taxable income can be applied for loss carry-forward in a year	30.00%
BRAZIL
Non-capital losses
Non-Capital Losses	$ 7,340,942
CANADA
Non-capital losses
Non-Capital Losses	$ 14,640,244